Derivatives - Risk exposures that will be affected by interest rate benchmark reform (Details) - Interest rate contracts - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair value hedging | EURIBOR
Disclosure of detailed information about hedged items [line items]
Notional amount	£ 15,100	£ 12,700
Hedged adjustment	27	93
Fair value hedging | GBP LIBOR
Disclosure of detailed information about hedged items [line items]
Notional amount	11,400	13,900
Hedged adjustment	1,178	1,211
Fair value hedging | USD IBOR
Disclosure of detailed information about hedged items [line items]
Notional amount	28,100	27,300
Hedged adjustment	(427)	(303)
Fair value hedging | Other IBOR
Disclosure of detailed information about hedged items [line items]
Notional amount	1,100	800
Hedged adjustment	1
Cash flow hedging | EURIBOR
Disclosure of detailed information about hedged items [line items]
Notional amount	4,100	3,300
Hedged adjustment	(76)	(46)
Cash flow hedging | GBP LIBOR
Disclosure of detailed information about hedged items [line items]
Notional amount	10,500	9,600
Hedged adjustment	(473)	(186)
Cash flow hedging | USD IBOR
Disclosure of detailed information about hedged items [line items]
Notional amount	2,700	2,000
Hedged adjustment	(61)	5
Cash flow hedging | BOE Base rate
Disclosure of detailed information about hedged items [line items]
Notional amount	40,700	37,500
Hedged adjustment	(156)	(285)
Cash flow hedging | ECB REFI rate
Disclosure of detailed information about hedged items [line items]
Notional amount	1,200	100
Cash flow hedging | SONIA
Disclosure of detailed information about hedged items [line items]
Notional amount	600	£ 100
Hedged adjustment	£ 4